Statements of Net Assets Available for Benefits - EBP 020 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 912,942	$ 779,894
Interest in Carpenter Technology Master Trust, at fair value	62,810	43,939
Interest in Carpenter Technology Master Trust, at contract value	38,181	43,834
Total investments	1,013,933	867,667
Notes receivable from participants	18,993	17,693
Net assets available for benefits	$ 1,032,926	$ 885,360